Earnings per share	12 Months Ended
Jun. 30, 2020
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Earnings per share
7    Earnings per share

	2020	2019	2018
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	7,956	8,648	6,652
- Total	7,956	8,306	3,705
Weighted average number of shares (Million)
- Basic	5,057	5,180	5,323
- Diluted	5,069	5,193	5,337
Basic earnings per ordinary share (US cents)
- Continuing operations	157.3	166.9	125.0
- Total	157.3	160.3	69.6
Diluted earnings per ordinary share (US cents)
- Continuing operations	157.0	166.5	124.6
- Total	157.0	159.9	69.4
Refer to note 28 ‘Discontinued operations’ for basic earnings per share and diluted earnings per share for Discontinued operations.
Earnings on American Depositary Shares represent twice the earnings for BHP Group Limited or BHP Group Plc ordinary shares.
Recognition and measurement
Diluted earnings attributable to BHP shareholders are equal to the earnings attributable to BHP shareholders.
The calculation of the number of ordinary shares used in the computation of basic earnings per share is the aggregate of the weighted average number of ordinary shares of BHP Group Limited and BHP Group Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Trust and the BHP Billiton Limited Employee Equity Trust.
During December 2018, 266 million BHP Group Limited shares were bought back and then cancelled during the period following an off-market buy-back program of US$5.2 billion related to the disbursement of proceeds from the disposal of Onshore US.
For the purposes of calculating diluted earnings per share, the effect of 12 million dilutive shares has been taken into account for the year ended 30 June 2020 (2019: 13 million shares; 2018: 14 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under the employee share ownership plans for which terms and conditions are described in note 24 ‘Employee share ownership plans’. Diluted earnings per share calculation excludes instruments which are considered antidilutive.
At 30 June 2020, there are no instruments which are considered antidilutive (2019: nil; 2018: nil).